INVENTORY, NET (Tables)	12 Months Ended
Sep. 30, 2022
INVENTORY, NET
Schedule of inventories

Inventories consisted of the following:

	As of	As of
	September 30, 2022	September 30, 2021
Raw materials	$4,575,964	$6,285,887
Work-in-progress	748,845	832,499
Finished goods	4,078,142	5,502,591
Inventory valuation allowance	(523,465)	(125,146)
Total inventory	$8,879,486	$12,495,831